COMMITMENTS	12 Months Ended
Dec. 31, 2024
COMMITMENTS
COMMITMENTS

NOTE 15 - COMMITMENTS:

Agreements to purchase intellectual property and commercial products:

1)   On August 11, 2010, the Company acquired intellectual property for three gastrointestinal therapeutic candidates through an asset purchase agreement with a publicly-traded Australian company. Pursuant to the asset purchase agreement, as amended, the Company paid the Australian company an initial amount of $500,000 and undertook to pay future payments in the range of 7% - 20% from the Company’s revenues that may be generated from the sale and sublicense of the therapeutic candidates, less certain deductible amounts, as detailed in the agreement. Such potential payments are due until termination or expiration of the last of the patents transferred to the Company pursuant to the agreement (each on a product-by-product basis).

Through December 31, 2024, the Company has paid the Australian company in total $1.5 million.

2)   On June 30, 2014, the Company entered into an agreement with a German company that granted the Company the exclusive worldwide (excluding China, Hong Kong, Taiwan, and Macao) development and commercialization rights to all indications to a therapeutic candidate. Under the terms of the agreement, the Company paid the German company an upfront payment of $1 million and agreed to pay the German company potential tiered royalties, less certain deductible amounts, as detailed in the agreement, ranging from mid-teens and up to 30%. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2024, the Company has paid the German company only the initial amount mentioned above.

3)   On March 30, 2015, the Company entered into an agreement with a U.S.-based private company that granted the Company the exclusive worldwide development and commercialization rights for all indications to a therapeutic candidate, and additional intellectual property rights, targeting multiple oncology, inflammatory and GI indications. Under the terms of the agreement, the Company undertook to pay the U.S. company an initial amount of $1.5 million and an additional amount of $2 million to be paid on a specific date. In addition, the Company undertook to pay up to $2 million in potential development milestone payments, and potential tiered royalties on revenues, less certain deductible amounts starting in the low double-digits, as detailed in the agreement. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country; and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2024, the Company paid the U.S. company a total of $3 million.

Following an amendment to the agreement from February 2018, during December 2018, the Company elected to convert the remaining $0.5 million into increased future potential royalty payments. The liability is adjusted based on the Company's expectations for future royalty payments.  As of December 31, 2024, and December 31, 2023, the Company recognized $0.50 million and $0.54 million, respectively, as a non-current liability for the potential royalty payments.

4)   Movantik® acquisition:

Effective April 1, 2020 (the (“Effective Date”), RedHill Inc. entered into an exclusive license agreement with AstraZeneca, granting RedHill Inc. exclusive, worldwide (excluding Europe, Canada) commercialization and development rights to Movantik® (naloxegol).

The total acquisition consideration, including upfront payment, discounted present value of the deferred payment amounted to approximately $65 million amortized over 12.5 years from the effective date.

See also note 15 (6) regarding the transfer of the Company’s rights in Movantik® to HCRM in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM.

5)     As part of the Movantik® acquisition, RedHill Inc. assumed an existing co-commercialization agreement with DSI. Effective July 1, 2020, this agreement was replaced with a new agreement, under which RedHill Inc. committed to payments totaling $15.1 million, of which $10.1 million paid during 2022, and the remaining of $5 million was assumed by HCRM under the agreement described in note 15(6)(a).

6) Movantik Transactions:

a)	On February 2, 2023, the Company and RedHill Inc. reached an agreement with HCRM resulting in the extinguishment of all of RedHill Inc. debt obligations (including all principal, interest, revenue interest, prepayment premiums and exit fees) under the Credit Agreement in exchange for the transfer of its rights in Movantik® to Movantik Acquisition Co., an affiliate of HCRM. HCRM assumed substantially all post-closing liabilities, and RedHill Inc. retained substantially all pre-closing liabilities relating to Movantik®. As part of the parties' arrangement, and to ensure continuous patient care, RedHill Inc. also provided nine months of paid transition services. HCRM retained security interests in certain of the Company’s assets until substantially all pre-closing liabilities of Movantik® have been paid or other specific conditions are met. Following the agreement, the $16 million held as restricted cash under the Credit Agreement was deposited into an escrow account to pay pre-closing liabilities of Movantik®. As of December 31, 2023, the amount held in the escrow account was $0.8 million.

Accounting treatment:

Prior to the sale of Movantik®, the Company presented the rights to Movantik® as an intangible asset in its consolidated statement of financial position (classified under the non-current assets).

In addition, due to the condition described in note 14(a), at the sale date, the carrying amount of the borrowing from HCRM reflected all amounts owing or payable under the Credit Agreement as being immediately due (classified under the current liabilities).

The gains from transferring Movantik® rights and extinguishment of debt obligations include: (1) the gain from the sale of Movantik®, reflecting the difference between the carrying value and fair value of the assets transferred, presented as other income in the amount of $35.5 million and (2) the gain from the debt extinguishment, reflecting the difference between the carrying amount (the amortized cost) of the financial liability to HCRM and the fair value of the assets transferred, presented as financial income in the amount of $20.6 million.

To determine the fair value of the rights to Movantik®, the Company based its estimate on the terms outlined in a non-binding term sheet with a third party which ultimately did not materialize, which included a cash payment of $95 million for the rights to Movantik®.

The fair value of nonmonetary assets relating to Movantik® transferred to settle debt obligations was used to measure debt extinguishment gain. The service fees relating to the transition services are presented in the Company’s consolidated statement of comprehensive income (loss) as other income.

b)	On July 15, 2024, the Company and RedHill Inc signed a Global Termination Agreement with Movantik Acquisition Co., Valinor Pharma, LLC, and HCR Redhill SPV, LLC, affiliates of HCRM (the “Global Termination Agreement”). This agreement terminates the Credit Agreement dated February 23, 2020, as amended on February 2, 2023, which included a lien on Talicia® and Aemcolo® assets and established an escrow account with restricted funds for Movantik® liabilities (for further details, see note 1(a)(2) above and notes 14(a), 15(4), 15(5), and 15(6)(a)).

The Global Termination Agreement terminated all existing credit ties, removing the aforementioned lien and restoring control over the restricted escrow funds and settlement of trade balances resulting from the transition services. In connection with the agreement, the Company received approximately $9.9 million in cash for the settlement of liabilities related to Movantik®, that were allocatable to HCRM and its affiliates under their agreements with the Company. As the cash received was less than the total net amount of these liabilities (approximately $12.2 million), the Company recognized a loss of approximately $2.3 million resulting from the termination agreement, presented under other expenses in the Consolidated Statements of Comprehensive Income (Loss). In addition, the Company gained full control over $0.7 million previously held in the restricted account.

7)

In October 2021, the Company entered into a license agreement with Gaelan Medical Trade LLC ("Gaelan") for Talicia® in the United Arab Emirates (UAE). The Company received a $2 million upfront payment in April 2022 and is eligible for additional milestone payments and tiered royalties up to mid-teens on net sales of Talicia® in the UAE. Gaelan is responsible for obtaining and maintaining regulatory approvals, and any and required clinical or other studies. In March 2022, the agreement was amended to allow Gaelan to sublicense or assign its rights and obligations.

A related supply agreement designates the Company (via a third party CMO) as exclusive manufacturer and supplier of Talicia® to Gaelan during the term of the agreement.

The Company accounted for the license and manufacturing and supply services as distinct performance obligations, mainly due to the manufacturing not being specialized or unique and can be manufactured by others (i.e. – the good or service is capable of being distinct), as well as due to that the license agreement and the manufacturing and supply services do not significantly affect each other (i.e. – the promise is distinct within the context of the contract). During 2022, the Company provided Gaelan substantially all the documentation which represents the right to use the licensed IP, as well as the paperwork relating to the IP itself and its regulatory documents. Accordingly, and since the manufacturing services are priced at their standalone selling price, the Company recognized the $2 million upfront consideration as revenues in the Consolidated Statements of Comprehensive Income (Loss) for the year ended 2022. In August 2024, Gaelan made its first commercial sale in the UAE, triggering a $0.5 million milestone payment due in August 2025. The Company recognized this milestone as revenue in the Consolidated Statements of Comprehensive Income (Loss) for the year ended 2024, along with royalty revenues from sales made during the year (see also Note 19).

8)   In March 2022, the Company entered into an exclusive license agreement with Kukbo Co. Ltd ("Kukbo") for oral opaganib for the treatment of COVID-19 in South Korea,. Under the terms of the license agreement, the Company is entitled to an upfront payment of $1.5 million as well as milestone payments and royalties on net sales. Kukbo is entitled under the agreement to the exclusive rights to opaganib in South Korea for COVID-19.

Following Kukbo’s default in paying the Company $5 million under a subscription agreement, dated October 25, 2021, in exchange for ADSs, and of the $1.5 million due under the license agreement as described above, the Company filed a lawsuit in NYC against Kukbo in September 2022. Kukbo subsequently filed claims against RedHill.

In December 2024, the court granted summary judgment in the Company’s favor, awarding approximately $6.5 million in principal, plus accrued interest at a rate of 9% per annum- amounting to approximately $1.8 million as of December 31, 2024. The court also ruled that the Company is entitled to recover its attorneys’ fees, which based on RedHill’s records totaled approximately $1.8 million as of December 31, 2024. Kukbo’s counterclaims were dismissed in full. Kukbo filed a notice of appeal and retains the right to seek an appeal. As of December 31, 2024, the Company had not recognized any revenue under the license agreement as the criteria for revenue recognition were not yet met.

The Company is party to a contingency fee agreement with its legal firm, Haynes and Boone, LLP, as amended on December 29, 2024. Under the agreement, the firm is entitled to a double-digit percentage of the gross amount recovered if the case results in a final favorable outcome, not subject to further appeal. If no collection is made within six months of such an outcome, the Company must pay the firm its standard hourly fees incurred since entering into the agreement (approximately $1.1 million as of December 31, 2024). If a recovery is later collected, the Company must pay the balance up to the full contingency-based amount. As the case remains ongoing and has not yet reached a final favorable outcome, the legal fees incurred since entering into the agreement have not been recognized as expenses, as no payment is due unless the Company prevails.

9)   In July 2024, the Company terminated its license agreement with Cosmo for Aemcolo®, a treatment for traveler’s diarrhea. The agreement, initially dated October 17, 2019, was officially terminated on October 8, 2024. Upon termination, the Company ceased all commercialization of Aemcolo® and all rights under the agreement reverted to Cosmo.